Schedule of Expenses (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Schedule Of Expenses
Depreciation	$ 592,385	$ 456,904	$ 346,828
Superannuation	894	1,151	2,291
Corporate and Consultants	1,264,728	739,380	907,623
Finance Charges	695,312	359,031	142,065
Finance costs expensed	$ 2,553,319	$ 1,556,466	$ 1,398,807